Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
United Kingdom ("U.K.")	(96)	(269)	(112)
United States ("U.S.")	73	145	215
Italy	451	446	612
Other	93	166	58
	521	488	772

Schedule of Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Current:
U.K.	4	4	1
U.S.	88	86	85
Italy	163	131	118
Other	31	39	50
	286	260	254
Deferred:
U.K.	1	—	—
U.S.	(21)	(44)	(27)
Italy	—	19	(1)
Other	(16)	(11)	(14)
	(36)	(36)	(42)
	250	223	212

Schedule of Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the U.K. statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Income from continuing operations before provision for income taxes	521	488	772
U.K. statutory tax rate	25.0%	23.5%	19.0%
Statutory tax expense	130	115	147

Change in valuation allowances	19	60	32
Italy regional tax (“IRAP”) and state taxes	38	38	31
Tax cost of dividends	48	—	—
Non-deductible expenses	10	5	14
Foreign tax and statutory rate differential (1)	(11)	(9)	26
Foreign tax expense, net of U.S. federal benefit	6	12	26
GILTI tax	10	1	5
Non-taxable gain on sale of business	—	—	(79)
Non-taxable foreign exchange (gain) loss	(1)	1	(7)
Italian patent box tax benefit	(2)	(2)	—
Change in unrecognized tax benefits	9	16	1
Tax law changes	—	—	7
Other	(5)	(15)	10
	250	223	212

Effective tax rate	48.0%	45.8%	27.5%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Schedule of Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2024	2023
Deferred tax assets:
Net operating losses	217	206
Italian goodwill tax step-up	101	110
Interest expense limitation carryforward	51	30
Provisions not currently deductible for tax purposes	23	49
Lease liabilities	23	24
Depreciation and amortization	9	3
Other	30	42
Gross deferred tax assets	453	464
Valuation allowance	(237)	(225)
Deferred tax assets, net of valuation allowance	216	239

Deferred tax liabilities:
Acquired intangible assets	128	137
Depreciation and amortization	102	114
Italian goodwill equity reserve liability	96	104
Lease right-of-use assets	23	23
Other	—	2
Total deferred tax liabilities	349	380
Net deferred income tax liability	(133)	(141)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2024	2023
Deferred income taxes - non-current asset	37	37
Deferred income taxes - non-current liability	(170)	(178)
	(133)	(141)

Schedule of Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2024	2023	2022
Balance at beginning of year	225	181	150
Net charges to expense	19	60	32
Held-for-sale reclassification	(8)	(17)	—
Balance at end of year	237	225	181

Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2024	2023	2022
Balance at beginning of year	10	24	23
Additions to tax positions - current year	2	—	—
Additions to tax positions - prior years	7	16	—
Reductions to tax positions - prior years	(2)	(1)	—
Settlements	—	(29)	—
Balance at end of year	17	10	24